Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Apr. 14, 2022	May 10, 2021	Mar. 03, 2021	Jan. 18, 2021	Feb. 09, 2018	Nov. 02, 2016	Oct. 17, 2016	Dec. 31, 2022	Dec. 31, 2021
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								$ 7,878	$ 14,566
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								2,407	6,438
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								17,876	18,753
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								7,547	7,450
Mega International Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period							5-year
Debt maximum borrowing capacity							$ 3,000
Chang Hwa Commercial Bank [member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period						5-year
Debt maximum borrowing capacity						$ 3,000
Unused line of credit									800
Taipei Fubon Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period					5-year
Debt maximum borrowing capacity					$ 2,000
Unused line of credit								500	800
KGI Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period		5-year
Debt maximum borrowing capacity		$ 3,000
Unused line of credit								3,000	2,500
Yuanta Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period			5-year
Debt maximum borrowing capacity			$ 4,000
Unused line of credit								4,000	3,000
First Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	1-year			1-year
Debt maximum borrowing capacity	$ 2,000			$ 2,000
Unused line of credit								$ 1,200	$ 1,200